Acquisition (Pro Forma Information, Internet Security Business) (Details) (Internet service company with 80% equity interest owned by Group [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Internet service company with 80% equity interest owned by Group [Member]
Business Acquisition [Line Items]
Pro forma revenue	$ 671,429	$ 329,591
Pro forma net income	$ 98,582	$ 45,938
Pro forma earnings per ordinary share-basic (in dollars per share)	$ 0.55	$ 0.26
Pro forma earnings per ordinary share-diluted (in dollars per share)	$ 0.51	$ 0.25